Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current
Federal	$ 1	$ 1	$ 0
State & Local	10	15	9
Foreign	165	125	160
Total current tax	176	141	169
Deferred
Federal	22	(10)	54
State & Local	3	0	4
Foreign	5	21	(163)
Total deferred tax	30	11	(105)
Total income tax expense	$ 206	$ 152	$ 64